Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2020 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	11.34%
2012	14.42%
2013	5.75%
2014	(0.56%)
2015	7.44%
2016	12.67%
2017	(5.23%)
Annual Return 2019	16.92%
Annual Return 2020	12.93%